Note 6 - Black-Scholes Valuation Assumptions (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Risk-free interest rate	1.80%	1.40%	1.90%	1.20%
Expected life (in years)	6 years 109 days	5 years 36 days	6 years 182 days	5 years 146 days
Expected volatility	78.00%	73.00%	78.00%	78.00%